TAXES ON INCOME (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Deferred tax assets	$ 769	$ 89
Canada [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Israel [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%
Carryforward operating tax losses	$ 3,128
Deferred tax assets	$ 719
Adjupharm GmbH ("Adjupharm") [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	29.00%
Carryforward operating tax losses	$ 4,752
Description of carryforward losses for tax purposes	Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand ($1,564). Losses carried forward that exceed €1,000 thousand ($1,564) can only be deducted to the amount of 60% of the profits or capital gains that exceed €1,000 thousand ($1,564) (minimum taxation)